Discontinued operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Discontinued operations	Discontinued operations:
On November 11, 2021, the Corporation acquired BMS (formerly Arcola Energy Limited), a UK-based systems engineering company specializing in hydrogen fuel cell systems and powertrain integration. The Corporation acquired 100% of Arcola for total consideration of up to $40,000,000, consisting of up-front net cash consideration of $7,157,000, and including 337,353 shares of the Corporation with an acquisition date fair value of approximately $4,851,000 (all shares have been issued as of December 31, 2023) vesting over a two year period from the acquisition date, and $26,258,000 in earn-out cash contingent consideration based on the achievement of certain performance milestones over an up to three year period from the acquisition date.
Subsequent to the acquisition, the Corporation re-evaluated the business model of BMS and during the year ended December 31, 2022, the Corporation decided to exit the vehicle integration business of BMS and made certain restructuring changes to its operations. As a result of the post-acquisition restructuring of BMS' operations during the year ended December 31, 2022, the Corporation recognized a net charge to restructuring costs of $4,835,000 consisting primarily of contract exit and modification costs, grant adjustment charges, personnel change costs, and legal and advisory costs, net of expected recoveries; recovery on settlement of contingent consideration of $9,891,000 related to the cancellation of certain contingent and outstanding cash milestones no longer payable; and intangible asset impairment of $13,017,000 consisting of a write-down of acquired technology, customer contracts, and non-compete intangible assets to their estimated fair value of $2,500,000.
7.    Discontinued operations (cont'd):
During the year ended December 31, 2023, the Corporation completed a further restructuring of operations at BMS and effectively closed the operation. As such, the historic operating results of the BMS business for both 2023 and 2022 have been removed from continuing operating results and are instead presented separately in the statement of loss and comprehensive income (loss) as loss from discontinued operations.
The Corporation reviewed its remaining BMS related intangible assets and goodwill for impairment indicators and concluded that impairment indicators on certain assets did exist as of December 31, 2023. During the year ended December 31, 2023, the Corporation recorded impairment charges of $2,266,000 (2022 - $13,017,000) on intangible assets (note 11) and impairment charges of $23,991,000 (2022 - $nil) on goodwill (note 12) related to the closure of operations at BMS. As a result of the impairment charges, intangible assets and goodwill for BMS were both written down to $nil as of December 31, 2023.

Acquired		Accumulated	Net carrying		Ending
intangible assets December 31, 2023	Cost	amortization	amount	Impairment	Balance
Technology	$2,500	$234	$2,266	$2,266	$—
	$2,500	$234	$2,266	$2,266	$—

Acquired		Accumulated	Net carrying		Ending
intangible assets at December 31, 2022	Cost	amortization	amount	Impairment	Balance
Technology	$15,976	$1,498	$14,478	$11,978	$2,500
Customer contracts and relationships	1,048	168	880	880	—
Non-compete agreement	255	96	159	159	—
	$17,279	$1,762	$15,517	$13,017	$2,500
Net loss from discontinued operations for the years ended December 31, 2023 and 2022 is comprised of the following:

	2023	2022
Product and service revenues	$934	$1,926
Cost of product and service revenues	607	1,713
Gross margin	327	213

Total operating expense	(7,913)	(13,784)
Finance income and other	337	(4)
Impairment charges on intangible assets	(2,266)	(13,017)
Impairment charges on goodwill	(23,991)	—
Recovery on settlement of contingent consideration	—	9,891
Income tax recovery	—	3,578
Net loss from discontinued operations	$(33,506)	$(13,123)

Net cash flows from discontinued operations for the years ended December 31, 2023 and 2022 is as follows:

	2023	2022
Cash used in operating activities	$(3,601)	$(12,259)
Cash provided by (used in) investing activities	47	(78)
Cash used in financing activities	(234)	(210)
Cash used in discontinued operations	$(3,788)	$(12,547)